Shareholder’s Equity - Schedule of Key Inputs Used to Estimate the Fair Value of Share Options (Details) - $ / shares				1 Months Ended
		Aug. 19, 2021	Jul. 20, 2021	Jun. 30, 2025	Jan. 31, 2022		Jun. 30, 2021
Schedule of Key Inputs Used to Estimate the Fair Value of Share Options [Line Items]
Risk-free interest rate		0.77%	0.68%
Option life		5 years	5 years
Expected volatility		82.66%	65.24%
Minimum [Member]
Schedule of Key Inputs Used to Estimate the Fair Value of Share Options [Line Items]
Exercise price (in Dollars per share)		$ 0.28	$ 0.28
Maximum [Member]
Schedule of Key Inputs Used to Estimate the Fair Value of Share Options [Line Items]
Exercise price (in Dollars per share)		$ 10.45	$ 10.45
Black-Scholes option pricing model [Member]
Schedule of Key Inputs Used to Estimate the Fair Value of Share Options [Line Items]
Fair value of the ordinary shares on the date of option grant (in Dollars per share)	[1]						$ 0.14
Risk-free interest rate							0.87%
Option life							6 years 3 months
Expected volatility							64.75%
Expected dividend yield							0.00%
Binomial option pricing model [Member]
Schedule of Key Inputs Used to Estimate the Fair Value of Share Options [Line Items]
Fair value of the ordinary shares on the date of option grant (in Dollars per share)				$ 10.39	$ 0.63	[1]
Risk-free interest rate				4.23%
Option life				10 years	10 years
Expected volatility				65.34%
Expected dividend yield				0.00%	0.00%
Exercise price (in Dollars per share)				$ 17.4	$ 0.84	[1]
Expected early exercise multiple (in Dollars per share)				$ 2.8	$ 2.8
Binomial option pricing model [Member] | Minimum [Member]
Schedule of Key Inputs Used to Estimate the Fair Value of Share Options [Line Items]
Risk-free interest rate					1.53%
Expected volatility					88.68%
Binomial option pricing model [Member] | Maximum [Member]
Schedule of Key Inputs Used to Estimate the Fair Value of Share Options [Line Items]
Risk-free interest rate					1.589%
Expected volatility					94.17%

[1]	These have been restated for the 38-for-1 forward stock split.